FAIR VALUE OF ASSETS AND LIABILITIES (Details 1) - COP ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		$ 173,819,116		$ 160,468,094
Debt instruments at fair value through OCI		0		529,375
Derivative financial assets		1,843,708		1,134,372
Investment property	[1]	1,732,873		1,657,409
Investments in associates	[2]	1,710,969		1,327,610
Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		2,486
PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		1,119,973	[3]	757,886
Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		294,345		172,310
Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		981		372
Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		295,326		172,682
Derivative financial assets		295,326		172,682
Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		96,218		14,995
Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		18,576,101		15,771,838
Debt instruments held		8,909,861		10,701,855
Debt instruments at fair value through OCI		12,239,599		10,701,855
Equity instruments held		1,639,948		1,517,830
Derivative financial assets		1,843,708		1,134,372
Investment property		1,732,873		1,657,409
Investments in associates		1,119,973		757,886
Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		1,119,973		757,886
Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		1,483,594		1,425,585
Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		249,279		231,824
Recurring fair value measurement [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		252,928		274,137
Recurring fair value measurement [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		1,199,236		672,558
Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		3,329,738		0
Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		1,639,948		1,517,830
Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		2,486
Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		7,242,168		7,003,147
Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		43,846		36,038
Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		661,176		1,052,776
Debt instruments at fair value through OCI		186,250		0
Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		817,639		2,471,994
Debt instruments at fair value through OCI		3,143,488		0
Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		145,032		137,900
Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		96,218		14,995
Recurring fair value measurement [member] | Option contract [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		96,218		14,995
Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		9,502,125		7,584,761
Equity instruments held		0		0
Derivative financial assets		2,935		8,171
Investments in associates		0		0
Level 1 of fair value hierarchy [member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		0
Level 1 of fair value hierarchy [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		2,935		8,171
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		0		0
Derivative financial assets		0		0
Level 1 of fair value hierarchy [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		7,768,578		7,431,340
Debt instruments at fair value through OCI		9,398,957		7,431,340
Equity instruments held		100,233		145,250
Derivative financial assets		2,935		8,171
Investment property		0		0
Investments in associates		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		1,630,379		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		100,233		145,250
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		7,170,085		6,013,860
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		24,588		9,186
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		115,234		177,531
Debt instruments at fair value through OCI		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		397,115		1,196,963
Debt instruments at fair value through OCI		1,630,379		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		61,556		33,800
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		0		0
Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		3,983,723		3,780,973
Equity instruments held		97,394		78,546
Derivative financial assets		1,252,381		702,357
Investments in associates		0		0
Level 2 of fair value hierarchy [member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		0
Level 2 of fair value hierarchy [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		198,697		220,027
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		96,426		78,189
Derivative financial assets		1,053,684		482,330
Level 2 of fair value hierarchy [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		968		357
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		927,767		2,970,348
Debt instruments at fair value through OCI		2,627,126		2,970,348
Equity instruments held		115		28,976
Derivative financial assets		1,356,482		781,649
Investment property		0		0
Investments in associates		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		1,699,359		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		115		28,976
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		72,083		989,287
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		12,851		26,852
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		338,992		578,196
Debt instruments at fair value through OCI		186,250		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		420,524		1,275,031
Debt instruments at fair value through OCI		1,513,109		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		83,317		100,982
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		6,707		746
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		6,707		746
Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		5,090,253		4,406,104
Equity instruments held		197,932		94,136
Derivative financial assets		196,848		236,167
Investments in associates		561,285		225,548
Level 3 of fair value hierarchy [member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		2,486
Level 3 of fair value hierarchy [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		51,296		45,939
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		197,919		94,121
Derivative financial assets		145,552		190,228
Level 3 of fair value hierarchy [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		13		15
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		213,516		300,167
Debt instruments at fair value through OCI		213,516		300,167
Equity instruments held		1,539,600		1,343,604
Derivative financial assets		484,291		344,552
Investment property		1,732,873		1,657,409
Investments in associates		1,119,973		757,886
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		1,119,973		757,886
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		1,483,594		1,425,585
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		249,279		231,824
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Debt instruments at fair value through OCI
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments at fair value through OCI		0		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		1,539,600		1,343,604
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		2,486
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		0		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		6,407		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		206,950		297,049
Debt instruments at fair value through OCI		0		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		0		0
Debt instruments at fair value through OCI		0		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		159		3,118
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		89,511		14,249
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		$ 89,511		$ 14,249

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).
[2]	As of December 31, 2018 and 2017, the amount includes investments in associates at fair value for COP 1,119,973 and COP 757,886, respectively and investments in associates accounted for by the equity method for COP 590,996 and COP 569,724 respectively. See note 29 Fair value of assets and liabilities.
[3]	During 2018, the Bank increases its capital contribution in P.A Viva Malls by COP 274,951